Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Salaries	£ 2,533	£ 2,513	£ 2,560
Bonus awards	232	299	225
Temporary and contract costs	258	401	442
Social security costs	320	300	307
Pension costs	342	303	401
- defined benefit schemes (see Note 5)	215	188	307
- defined contribution schemes	127	115	94
Other	238	202	187
Staff costs	3,923	4,018	4,122
Premises and equipment	1,223	1,259	1,383
UK bank levy	167	134	179
Depreciation and amortisation	905	1,176	731
Other administrative expenses	1,678	2,694	3,193
Administrative expenses	3,973	5,263	5,486
Impairment of other intangible assets	9	44	37
Operating expenses	7,905	9,325	£ 9,645
Property impairment	144	161
Accelerated depreciation	71	40
Prior period rebate		31
Charge relating to reduction in property portfolio, included in depreciation and amortization	107	287
Freehold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Property impairment	1	4
Charge relating to reduction in property portfolio, included in depreciation and amortization	21	250
Leasehold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Property impairment	143	157
Charge relating to reduction in property portfolio, included in depreciation and amortization	£ 86	£ 37